ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 5.0%
	CHEMICALS - 0.4%
8,412	Mosaic Company (The)	$ 442,976

	ELECTRIC UTILITIES - 1.2%
15,537	CenterPoint Energy, Inc.	492,368
10,360	Exelon Corporation	481,636
7,035	Public Service Enterprise Group, Inc.	461,988
		1,435,992
	ENGINEERING & CONSTRUCTION - 0.4%
3,541	Quanta Services, Inc.	491,243

	FOOD - 0.7%
2,010	Hershey Company (The)	458,200
5,021	Tyson Foods, Inc., Class A	441,898
		900,098
	HEALTH CARE FACILITIES & SERVICES - 0.4%
1,353	McKesson Corporation	462,158

	OIL & GAS PRODUCERS - 1.1%
7,505	Devon Energy Corporation	471,689
18,219	Marathon Oil Corporation	451,831
4,725	Marathon Petroleum Corporation	433,094
		1,356,614
	SEMICONDUCTORS - 0.4%
871	Broadcom, Inc.	466,403

	WHOLESALE - CONSUMER STAPLES - 0.4%
5,578	Archer-Daniels-Midland Company	461,691

	TOTAL COMMON STOCKS (Cost $5,218,725)	6,017,175

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.9%
	EQUITY - 94.9%
230,118	Consumer Staples Select Sector SPDR Fund	$ 17,141,489
150,212	Energy Select Sector SPDR Fund	11,779,625
124,602	Health Care Select Sector SPDR Fund	16,497,305
95,435	Industrial Select Sector SPDR Fund	9,127,403
51,525	Invesco QQQ Trust Series 1	16,254,077
36,260	Materials Select Sector SPDR Fund	2,832,994
40,736	SPDR S&P 500 ETF Trust	16,782,825
111,632	Technology Select Sector SPDR Fund	16,099,567
92,312	Utilities Select Sector SPDR Fund	6,826,472
		113,341,757

	TOTAL EXCHANGE-TRADED FUNDS (Cost $103,874,428)	113,341,757

	TOTAL INVESTMENTS - 99.9% (Cost $109,093,153)	$ 119,358,932
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	158,421
	NET ASSETS - 100.0%	$ 119,517,353

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt